Derivative warrant liabilities (Tables)	3 Months Ended
Nov. 30, 2022
Derivative Warrant Liabilities
Schedule of derivative warrant liabilities

Amount
As at August 31, 2022	$6,849
Change in fair value	(3,365)
As at November 30, 2022	$3,484

Schedule of assumptions fair value of derivative warrant liabilities

	November 30, 2022	August 31, 2022
Share price	$0.34	$0.48
Risk-free interest rate	3.91% - 4.66%	3.32% - 3.44%
Dividend yield	0%	0%
Expected volatility	55% - 57%	55% - 60%
Remaining term (in years)	0.7 – 4.2	0.9 – 4.4